Wells, Pipelines, Properties, Plant And Equipment, Net - Summary of Discount Rates and Useful Lives (CGUs Pemex Logistics) (Details) - Logistics as a part of Other Operating Subsidiary Companies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	12.90%	13.18%
Estimated useful lives	17 years
Storage terminals
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	12.90%	13.18%
Estimated useful lives	14 years
Vessel
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	12.90%
Estimated useful lives	15 years